PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited)
1
Voya VACS Series LCC Fund
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 99.4%
Communication Services : 10.2%
596
Alphabet, Inc. - Class A
$ 185,809
6.4
80  Meta Platforms, Inc.
- Class A
51,854
1.8
51
(1)
Reddit, Inc. - Class A
7,436
0.2
131
(1)
ROBLOX Corp. - Class
A
8,995
0.3
36
(1)
Spotify Technology SA
18,538
0.6
244
Walt Disney Co.
25,874
0.9
298,506
10.2
Consumer Discretionary : 10.1%
546
(1)
Amazon.com, Inc.
114,660
3.9
91
(1)
Brinker International,
Inc.
13,486
0.5
63
(1)
DoorDash, Inc. - Class
A
11,118
0.4
160
Lowe's Cos., Inc.
42,331
1.4
167
(1)
O'Reilly Automotive,
Inc.
15,678
0.5
46  Royal Caribbean
Cruises Ltd.
14,304
0.5
118
Starbucks Corp.
11,566
0.4
91
(1)
Tesla, Inc.
36,629
1.3
168
Williams-Sonoma, Inc.
34,549
1.2
294,321
10.1
Consumer Staples : 6.9%
706
Coca-Cola Co.
57,582
2.0
209
(1)
Dollar Tree, Inc.
26,434
0.9
277
McCormick & Co., Inc.
19,678
0.7
207
PepsiCo, Inc.
35,136
1.2
321
Procter & Gamble Co.
53,671
1.8
74
Walmart, Inc.
9,468
0.3
201,969
6.9
Energy : 4.0%
117  Chesapeake Energy
Corp.
12,627
0.4
402
Chevron Corp.
75,077
2.6
362
Devon Energy Corp.
15,758
0.6
72  Diamondback Energy,
Inc.
12,534
0.4
115,996
4.0
Financials : 11.8%
365  American International
Group, Inc.
29,379
1.0
142
Assurant, Inc.
32,602
1.1
714
Bank of America Corp.
35,579
1.2
427
Lazard, Inc.
21,606
0.7
33  LPL Financial
Holdings, Inc.
9,913
0.3
121  PNC Financial
Services Group, Inc.
25,694
0.9
627  Rocket Cos., Inc.
- Class A
11,405
0.4
229
State Street Corp.
29,454
1.0
189
Stifel Financial Corp.
13,995
0.5
241
Synchrony Financial
16,656
0.6
82
Travelers Cos., Inc.
25,308
0.9
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Financials: (continued)
1,809  Valley National
Bancorp
$ 22,812
0.8
137
Visa, Inc. - Class A
43,859
1.5
318
Wells Fargo & Co.
25,901
0.9
344,163
11.8
Health Care : 10.4%
72
(1)
Align Technology, Inc.
13,687
0.5
138
AstraZeneca PLC
28,766
1.0
111
Danaher Corp.
23,381
0.8
44
Eli Lilly & Co.
46,288
1.6
26
(1)
Intuitive Surgical, Inc.
13,091
0.4
36
McKesson Corp.
35,545
1.2
1,333
Pfizer, Inc.
36,857
1.3
37  Regeneron
Pharmaceuticals, Inc.
28,922
1.0
37  Thermo Fisher
Scientific, Inc.
19,281
0.7
48  Universal Health
Services, Inc. - Class B
9,893
0.3
62
(1)
Vertex
Pharmaceuticals, Inc.
30,803
1.0
54
(1)
Waters Corp.
17,247
0.6
303,761
10.4
Industrials : 9.4%
20
(1)
Axon Enterprise, Inc.
10,848
0.4
160
(1)
Boeing Co.
36,405
1.3
11  Comfort Systems USA,
Inc.
15,723
0.5
62
Cummins, Inc.
36,200
1.2
48
(1)
Dycom Industries, Inc.
20,161
0.7
792
(1)
Gates Industrial Corp.
PLC
21,835
0.8
52
HEICO Corp.
16,612
0.6
85  Howmet Aerospace,
Inc.
22,315
0.8
78
(1)
Kratos Defense &
Security Solutions, Inc.
6,722
0.2
545
Leonardo DRS, Inc.
23,648
0.8
29
Parker-Hannifin Corp.
29,266
1.0
50
(1)
Saia, Inc.
20,269
0.7
50  Vertiv Holdings Co.
- Class A
12,745
0.4
272,749
9.4
Information Technology : 28.6%
112
(1)
Advanced Micro
Devices, Inc.
22,424
0.8
636
Apple, Inc.
168,018
5.8
25
(1)
AppLovin Corp. - Class
A
10,869
0.4
276
Broadcom, Inc.
88,196
3.0
467
Cisco Systems, Inc.
37,108
1.3
77
(1)
Cloudflare, Inc. - Class
A
13,259
0.4
33
(1)
Crowdstrike Holdings,
Inc. - Class A
12,275
0.4
115  International Business
Machines Corp.
27,624
0.9

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
2
Voya VACS Series LCC Fund
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Information Technology: (continued)
92
Lam Research Corp.
$ 21,518
0.7
97  Micron Technology,
Inc.
40,000
1.4
289
Microsoft Corp.
113,502
3.9
11  Monolithic Power
Systems, Inc.
12,570
0.4
1,081
NVIDIA Corp.
191,542
6.6
109
(1)
Onto Innovation, Inc.
23,532
0.8
145
(1)
Palantir Technologies,
Inc. - Class A
19,893
0.7
96
(1)
Snowflake, Inc. - Class
A
16,167
0.5
45  Taiwan Semiconductor
Manufacturing Co.
Ltd., ADR
16,856
0.6
835,353
28.6
Materials : 2.3%
213
Alcoa Corp.
13,223
0.5
112
Crown Holdings, Inc.
12,835
0.4
93
Nucor Corp.
16,450
0.6
32
Sherwin-Williams Co.
11,603
0.4
39
Vulcan Materials Co.
12,090
0.4
66,201
2.3
Real Estate : 2.6%
214  Extra Space Storage,
Inc.
32,320
1.1
213
Welltower, Inc.
44,117
1.5
76,437
2.6
Utilities : 3.1%
161
DTE Energy Co.
23,867
0.8
331
Duke Energy Corp.
43,311
1.5
136
Vistra Corp.
23,649
0.8
90,827
3.1
Total Common Stock
(Cost $2,945,609)
2,900,283
99.4
Total Investments in
Securities
(Cost $2,945,609) $ 2,900,283 99.4
Assets in Excess of
Other Liabilities 17,783 0.6
Net Assets $ 2,918,066 100.0
ADR American Depositary Receipt
(1)
Non-income producing security.

PORTFOLIO OF INVESTMENTS
as of February 28, 2026 (Unaudited) (continued)
3
Voya VACS Series LCC Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of February 28, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
February 28, 2026
Asset Table
Investments, at fair value
Common Stock* $ 2,900,283 $ — $ — $ 2,900,283
Total Investments, at fair value $ 2,900,283 $ — $ — $ 2,900,283
*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 100,648
Gross Unrealized Depreciation (145,974)
Net Unrealized Depreciation $ (45,326)